Retirement-Related Benefits - Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3
Retirement-Related Benefits
Fair value of plan assets	$ 1,142	$ 598
U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets	721	598	$ 542
U.S. | Qualified Plans | Personal Pension Plan (PPP) | Level 3 | Private Equity
Retirement-Related Benefits
Fair value of plan assets	421
Non-US | Level 3
Retirement-Related Benefits
Fair value of plan assets	155	174	300
Non-US | Level 3 | Government and related
Retirement-Related Benefits
Fair value of plan assets	9		2
Non-US | Level 3 | Real Estate.
Retirement-Related Benefits
Fair value of plan assets	145	174	298
Pension Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets, gross	18,855	43,070
Investments measured at net asset value using the NAV expedient	6,242	9,078
Other	(4)	(296)
Fair value of plan assets	25,094	51,852	54,386
Pension Plans | U.S. | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	518	2,023
Pension Plans | U.S. | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	114	133
Pension Plans | U.S. | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	9,074	21,751
Pension Plans | U.S. | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	7,606	16,844
Value of IBM securities included in plan assets	6	19
Pension Plans | U.S. | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	238	660
Pension Plans | U.S. | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	234	281
Pension Plans | U.S. | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	643	1,373
Pension Plans | U.S. | Private Equity
Retirement-Related Benefits
Fair value of plan assets, gross	421
Pension Plans | U.S. | Real Estate.
Retirement-Related Benefits
Fair value of plan assets, gross	8
Pension Plans | U.S. | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross		5
Pension Plans | U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets, gross	937	2,543
Fair value of plan assets	937	2,543
Pension Plans | U.S. | Level 1 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	518	2,023
Pension Plans | U.S. | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	114	133
Pension Plans | U.S. | Level 1 | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	234	281
Pension Plans | U.S. | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	72	104
Pension Plans | U.S. | Level 1 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross		3
Pension Plans | U.S. | Level 2
Retirement-Related Benefits
Fair value of plan assets, gross	16,776	39,930
Fair value of plan assets	16,776	39,930
Pension Plans | U.S. | Level 2 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross		0
Pension Plans | U.S. | Level 2 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	9,074	21,751
Pension Plans | U.S. | Level 2 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	6,885	16,246
Pension Plans | U.S. | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	238	660
Pension Plans | U.S. | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	570	1,269
Pension Plans | U.S. | Level 2 | Real Estate.
Retirement-Related Benefits
Fair value of plan assets, gross	8
Pension Plans | U.S. | Level 2 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross		3
Pension Plans | U.S. | Level 3
Retirement-Related Benefits
Fair value of plan assets, gross	1,142	598
Fair value of plan assets	1,142	598
Pension Plans | U.S. | Level 3 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	721	598
Pension Plans | U.S. | Level 3 | Private Equity
Retirement-Related Benefits
Fair value of plan assets, gross	421
Pension Plans | U.S. | Qualified Plans | Personal Pension Plan (PPP) | Equity Securities
Retirement-Related Benefits
Value of IBM securities included in plan assets	1	2
Pension Plans | Non-US
Retirement-Related Benefits
Fair value of plan assets, gross	14,308	21,374
Investments measured at net asset value using the NAV expedient	14,141	18,652
Other	(78)	(47)
Fair value of plan assets	28,371	39,979	42,308
Pension Plans | Non-US | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	247	485
Value of IBM securities included in plan assets	2	2
Pension Plans | Non-US | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	0	0
Pension Plans | Non-US | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	6,837	9,900
Pension Plans | Non-US | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	2,546	3,842
Value of IBM securities included in plan assets	3	4
Pension Plans | Non-US | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	2	3
Pension Plans | Non-US | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	9
Pension Plans | Non-US | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	3,654	5,662
Pension Plans | Non-US | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	549	728
Pension Plans | Non-US | Real Estate.
Retirement-Related Benefits
Fair value of plan assets, gross	145	174
Pension Plans | Non-US | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	294	550
Pension Plans | Non-US | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	25	30
Pension Plans | Non-US | Level 1
Retirement-Related Benefits
Fair value of plan assets, gross	590	900
Fair value of plan assets	590	900
Pension Plans | Non-US | Level 1 | Equity Securities
Retirement-Related Benefits
Fair value of plan assets, gross	247	485
Pension Plans | Non-US | Level 1 | Equity mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	0	0
Pension Plans | Non-US | Level 1 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	286	324
Pension Plans | Non-US | Level 1 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	32	61
Pension Plans | Non-US | Level 1 | Other mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	25	30
Pension Plans | Non-US | Level 2
Retirement-Related Benefits
Fair value of plan assets, gross	13,563	20,300
Fair value of plan assets	13,563	20,300
Pension Plans | Non-US | Level 2 | Government and related
Retirement-Related Benefits
Fair value of plan assets, gross	6,837	9,900
Pension Plans | Non-US | Level 2 | Corporate bonds
Retirement-Related Benefits
Fair value of plan assets, gross	2,546	3,842
Pension Plans | Non-US | Level 2 | Mortgage and asset-backed securities
Retirement-Related Benefits
Fair value of plan assets, gross	2	3
Pension Plans | Non-US | Level 2 | Insurance contracts
Retirement-Related Benefits
Fair value of plan assets, gross	3,654	5,662
Pension Plans | Non-US | Level 2 | Cash and short-term investments
Retirement-Related Benefits
Fair value of plan assets, gross	263	403
Pension Plans | Non-US | Level 2 | Derivatives
Retirement-Related Benefits
Fair value of plan assets, gross	262	489
Pension Plans | Non-US | Level 3
Retirement-Related Benefits
Fair value of plan assets, gross	155	174
Fair value of plan assets	155	174
Pension Plans | Non-US | Level 3 | Fixed income mutual funds
Retirement-Related Benefits
Fair value of plan assets, gross	9
Pension Plans | Non-US | Level 3 | Real Estate.
Retirement-Related Benefits
Fair value of plan assets, gross	145	174
Nonpension Postretirement Plans | U.S.
Retirement-Related Benefits
Fair value of plan assets	10	8	15
Nonpension Postretirement Plans | U.S. | Level 1
Retirement-Related Benefits
Fair value of plan assets	10	8
Nonpension Postretirement Plans | Non-US
Retirement-Related Benefits
Fair value of plan assets	29	31	$ 40
Nonpension Postretirement Plans | Non-US | Level 2
Retirement-Related Benefits
Fair value of plan assets	$ 29	$ 31